LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

NOTE 9:- LEASES

The Company's subsidiaries entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2021 and 2027. Components of operating lease expense were as follows:

	Year ended December 31,
	2020	2019

Operating lease expenses*	$2,139	$2,196
Short- term lease expenses	222	272
Total lease expenses	$2,361	$2,468

*)	Operating lease expenses was paid in cash during the year ended December 31, 2020

F - 36

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 9:- LEASES (Cont.)

As of December 31, 2020 and 2019, the Company’s operating leases had a weighted average remaining lease term of 3.2 and 3 years, respectively, and a weighted average discount rate of 4.5%.

Future lease payments under operating leases as of December 31, 2020 were as follows:

2021	$2,050
2022	1,389
2023	1,060
2024	827
Thereafter	100
Total future lease payments	5,426
Less imputed interest	(530)
Total lease liability balance	$4,896